Intangible assets, net and goodwill, 2025 Acquisitions (Details) $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2025 MXN ($) km	Nov. 30, 2025 MXN ($)	Aug. 31, 2025 MXN ($)	Jun. 30, 2025 MXN ($)	Apr. 30, 2025 MXN ($)	Feb. 28, 2025 MXN ($)	Dec. 31, 2025 MXN ($) Location Intallment Frequency km	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
2025 Acquisitions [Abstract]
Amount paid for license							$ 20,058,795	$ 18,321,105	$ 25,602,692
Period for implementation of 4G coverage and roads							4 years
Amortization of intangible assets							$ 21,440,811	$ 19,864,238	$ 17,119,319
Paraguay, El Salvador, Guatemala and Argentina [Member] | Other Licenses [Member] | 2025 Acquisitions [Member] | Gross carrying amount [member]
2025 Acquisitions [Abstract]
Amount paid for license							$ 74,132
Ecuador [Member] | 2025 Acquisitions [Member]
2025 Acquisitions [Abstract]
Estimated useful life of intangible assets							15 years
Ecuador [Member] | IRU [Member] | 2025 Acquisitions [Member]
2025 Acquisitions [Abstract]
Estimated useful life of intangible assets							10 years
Ecuador [Member] | IRU [Member] | 2025 Acquisitions [Member] | Gross carrying amount [member]
2025 Acquisitions [Abstract]
Amount paid for license	$ 6,656,936
Bulgaria [Member] | 2025 Acquisitions [Member]
2025 Acquisitions [Abstract]
Estimated useful life of intangible assets							10 years
Serbia [Member] | 2025 Acquisitions [Member] | Gross carrying amount [member]
2025 Acquisitions [Abstract]
Amount paid for license		$ 3,217,584
Peru [Member] | 2025 Acquisitions [Member]
2025 Acquisitions [Abstract]
Estimated useful life of intangible assets							20 years
Number of locations | Location							341
Length of roads | km	540						540
Peru [Member] | 2025 Acquisitions [Member] | Gross carrying amount [member]
2025 Acquisitions [Abstract]
Amount paid for license	$ 2,162,683
Puerto Rico [Member] | 2025 Acquisitions [Member]
2025 Acquisitions [Abstract]
Estimated useful life of intangible assets							10 years
Number of Installments for acquired spectrum payment | Intallment							4
Puerto Rico [Member] | 2025 Acquisitions [Member] | Gross carrying amount [member]
2025 Acquisitions [Abstract]
Amount paid for license				$ 923,217
Mexico [Member] | 2025 Acquisitions [Member]
2025 Acquisitions [Abstract]
Estimated useful life of intangible assets							20 years
Number of frequencies renewed | Frequency							2
Mexico [Member] | 2025 Acquisitions [Member] | Gross carrying amount [member]
2025 Acquisitions [Abstract]
Amount paid for license						$ 729,156
Brazil [Member] | 2025 Acquisitions [Member]
2025 Acquisitions [Abstract]
Estimated useful life of intangible assets							2 years
Brazil [Member] | 2025 Acquisitions [Member] | Gross carrying amount [member]
2025 Acquisitions [Abstract]
Amount paid for license					$ 468,659
Costa Rica [Member] | 2025 Acquisitions [Member]
2025 Acquisitions [Abstract]
Estimated useful life of intangible assets							20 years
Costa Rica [Member] | 2025 Acquisitions [Member] | Gross carrying amount [member]
2025 Acquisitions [Abstract]
Amount paid for license			$ 314,187
Colombia [Member] | IRU [Member] | 2025 Acquisitions [Member] | Gross carrying amount [member]
2025 Acquisitions [Abstract]
Amount paid for license							$ 95,461
Colombia [Member] | Andired [Member] | IRU [Member] | 2025 Acquisitions [Member]
2025 Acquisitions [Abstract]
Estimated useful life of intangible assets							15 years